Share-based Compensation - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 shares
Cash Settled Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value of cash settled deferred share units | $	$ 3.9	$ 2.3
Simple and Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period	3 years
Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maturity period	5 years
Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maturity period	5 years
Stock Options | Equity Settled Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period	3 years
Maturity period	10 years
Deferred Share Units | Cash Settled Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted	689,950	1,216,076
Exercised	1,500,000	800,000
Vesting term	DSUs are granted to directors and generally vest in equal instalments over one year
Vesting period	1 year
Exercisable	0	0
Restricted Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercised			50,000
Restricted Share Units | Equity Settled Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted	10,259,228	1,728,557
Exercised	1,852,573	925,575